Statement of Additional Information Supplement

December 10, 2024

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Supplement dated December 10, 2024, to

the Morgan Stanley ETF Trust

Statements of Additional Information dated September 30, 2024, as amended

Eaton Vance High Yield Municipal Income ETF

(the “Fund”)

Morgan Stanley ETF Trust

Effective immediately, the Fund’s name is changed to Eaton Vance High Income Municipal ETF. Accordingly, all references to “Eaton Vance High Yield Municipal Income ETF” are deleted and replaced with “Eaton Vance High Income Municipal ETF.”

Please retain this supplement for future reference.